As filed with the Securities and Exchange Commission on
January 10, 1996
------------------------------------------------------------
------------------------------------
Registration No. 2-74288
          811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X

Pre-Effective Amendment No.                            ____

Post-Effective Amendment No.     42
X

REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940, as amended                      X

 Amendment No.     44      X

SMITH BARNEY INVESTMENT FUNDS INC.

(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:
(212) 723-9218

Christina T. Sydor
Secretary

SMITH BARNEY  INVESTMENT FUNDS  INC.
388 Greenwich Street
   New York, New York  10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.


It is proposed that this filing will become effective:
  X       immediately upon filing pursuant to Rule 485(b)
     on  ------, 1995 pursuant to Rule 485(b)
     60 days after filing pursuant to Rule 485(a)
__           on _____________ pursuant to Rule 485(a)



 The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended.  Registrant's Rule 24f-2
Notice for the
fiscal year ended December 31, 1994 was filed on February
28, 1995.

SMITH BARNEY INVESTMENT FUNDS INC.

     CONTENTS OF
     REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

SMITH BARNEY INVESTMENT FUNDS INC.

FORM  N-1A CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a) Under the Securities Act of 1933, as amended

Part A
Item No.

Prospectus Caption

1.  Cover Page
Cover Page

2.  Synopsis

Prospectus Summary

3. Condensed Financial Highlights

Financial Highlights Information

4.  General Description of  Cover Page; Prospectus Summary
Registrant
Investment Objective and
Management Policies; Additional
Information

5.  Management of the Fund
Management of the Fund;

Distributor; Additional

Information; Annual Report

6.  Capital Stock and Other Investment Objective and
Securities

Management Policies; Dividends,
Distributions and Taxes;
Additional Information

7.  Purchase of Securities Being
Offered

Valuation of Shares; Purchase of
Shares; Exchange Privilege;
Redemption of Shares; Minimum
Account Size; Distributor;
Additional Information

8  Redemption or Repurchase
Purchase of Shares; Redemption of
Shares; Exchange Privilege

9.  Pending Legal Proceedings
      Not Applicable





Part B
Item No.
Statement of
Additional Information Caption

10.  Cover Page
        Cover page

11.  Table of Contents
Contents

12.  General Information and Distributor; Additional
        History
        Information

13.  Investment Objectives and
        Investment Objective and  Policies
       Management Policies

14.  Management of the Fund
      Management of the Company;

Distributor

15.  Control Persons and Principal Management of the Company
Holders of Securities

16.  Investment Advisory and Other Management of the
Company;
Services
Distributor

17.  Brokerage Allocation and Investment Objective and
Other Services
Management Policies; Distributor

18.  Capital Stock and Other
Investment Objective and Securities
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes

19.  Purchase, Redemption and
Purchase of Shares; Redemption
Pricing of  Securities Being
Offered
Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege

20.  Tax Status
       Taxes



21.  Underwriters
see Prospectus "Purchase of Shares"

22.  Calculations of Performance
        Performance Data

23.  Financial Statements
Financial Statements


Part A - Prospectus

     The Prospectuses dated May 1, 1995, for the Managed
Growth Fund and the Growth Opportunity Fund filed with the Post-Effective Amendment No. 38 to the Fund's Registration
Statement on Form N-1A, are incorporated in their entirety by reference.

                         SMITH BARNEY INVESTMENT FUNDS

   SUPPLEMENT DATED JANUARY 10, 1996 TO PROSPECTUS DATED MAY
1, 1995 OF THE
                     GROWTH OPPORTUNITY FUND (THE "FUND")

 The Prospectus of the Fund dated May 1, 1995, is hereby incorporated by reference in its entirety.

 The Following information supplements, and to the extent inconsistent therewith, supersedes the information set forth in the Prospectus dated May 1,
1995 of the Growth Opportunity Fund.

 THE FUND'S EXPENSES The following expense table lists the costs and estimated expenses that an investor will incur either directly or indirectly as a share-holder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption:


                                            CLASS A  CLASS B
CLASS C  CLASS Y
------------------------------------------------------------
-------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales charge imposed on purchases
    (as a percentage of offering price)       5.00%    None
None     None
  Maximum CDSC (as a percentage of original
    cost or redemption proceeds, whichever
    is lower)
None*    5.00%    1.00%    None
------------------------------------------------------------
-------------------
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF OFFERING PRICE)
  Management Fees                             1.00%    1.00%
1.00%    1.00%
  12b-1 Fees**                                     0.25
1.00     1.00     None
  Other Expenses***                          [0.49]   [0.44]
[0.69]   [0.40]
------------------------------------------------------------
-------------------
TOTAL FUND OPERATING EXPENSES[1.74%]  [2.49%]  [2.69%]
[1.40%]

------------------------------------------------------------
-------------------

  * Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.
*** For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because, as of September 30, 1995, no Class Y shares were outstanding.

EXAMPLE

 The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares"
and "Management of the Fund."


1 YEAR 3 YEARS
------------------------------------------------------------
-----------------
An investor would pay the following expenses on a $1,000 in-
vestment, assuming (1) 5.00% annual return and (2)
redemption
at the end of each time period:
  Class A
$67    $102
  Class B
$75    $108
  Class C
$37    $ 84
  Class Y
$14    $ 44
An investor would pay the following expenses on the same in-
vestment, assuming the same annual return and no redemption:
  Class A
$67    $102
  Class B
$25    $ 78
  Class C
$27    $ 84
  Class Y
$14    $ 44
------------------------------------------------------------
-----------------

 The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED
A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

                             FINANCIAL HIGHLIGHTS

 For a share of each class of capital stock outstanding throughout the period:


GROWTH OPPORTUNITY FUND (1)                  CLASS A
CLASS B    CLASS C
------------------------------------------------------------
----------------
NET ASSET VALUE, BEGINNING OF YEAR           $ 12.00    $
12.00    $14.05
------------------------------------------------------------
----------------
INCOME FROM OPERATIONS:
  Net investment income
0.01       0.01      0.01
  Net realized and unrealized gain (loss) on
    investments
2.35       2.35      0.29
------------------------------------------------------------
----------------
TOTAL INCOME FROM OPERATIONS                       2.36
2.36      0.30
------------------------------------------------------------
----------------
LESS DISTRIBUTIONS FROM:
  Net investment income
--         --        --
  Net realized gains
--         --        --
------------------------------------------------------------
----------------
TOTAL DISTRIBUTIONS                                     --
--        --
------------------------------------------------------------
----------------
NET ASSET VALUE, END OF PERIOD                        $
14.36    $ 14.34    $14.35
------------------------------------------------------------
----------------
TOTAL RETURN
19.67%++   19.50%++   2.14%++
------------------------------------------------------------
----------------
NET ASSETS, END OF PERIOD (000S)                    $49,385
$25,917    $  12
------------------------------------------------------------
----------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses
1.74%+     2.49%+    0.87%+
  Net investment income
0.40+     (0.33)+    0.28+
------------------------------------------------------------
----------------
PORTFOLIO TURNOVER RATE                               14.31%
14.31%     2.69%
------------------------------------------------------------
----------------

(1)  For the period from August 8, 1995 (inception date) to
August 31, 1995.
 +   Annualized.
 ++ Total return is not annualized, as the result may not be representative of the total return for the year.

 As of September 30, 1995, no Class Y shares have been sold and, accordingly, no comparable financial information is available at this time for that Class.

                         SMITH BARNEY INVESTMENT FUNDS

   SUPPLEMENT DATED JANUARY  10 , 1996 TO PROSPECTUS DATED
MAY 1, 1995 OF THE
                       MANAGED GROWTH FUND (THE "FUND")

 The Prospectus of the Fund dated May 1, 1995, is hereby incorporated by reference in its entirety.

 The Following information supplements, and to the extent inconsistent therewith, supersedes the information set forth in the Prospectus dated May 1,
1995 of the Managed Growth Fund.

 THE FUND'S EXPENSES. The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption:

                                              CLASS A CLASS
B CLASS C CLASS Y
------------------------------------------------------------
-----------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales charge imposed on purchases
    (as a percentage of offering price)        5.00%   None
None    None
  Maximum CDSC (as a percentage of original
    cost or redemption proceeds, whichever is
    lower)
None*   5.00%   1.00%   None
------------------------------------------------------------
-----------------
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of offering price)
  Management fees                                 0.85%
0.85%   0.85%   0.85%
  12b-1 fees**                                         0.25
1.00      1.00       None
  Other Expenses***                               0.09
0.09      0.09      0.13
------------------------------------------------------------
-----------------
TOTAL FUND OPERATING EXPENSES 1.19% 1.94%   1.94%   0.98%
------------------------------------------------------------
-----------------

  * Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.
*** For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because, as of September 30, 1995, no Class Y shares were outstanding.

EXAMPLE

 The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares"
and "Management of the Fund."


1 YEAR   3 YEARS
------------------------------------------------------------
-----------------
An Investor would pay the following expenses on a $1,000 in-
vestment, assuming (1) 5.00% annual return and (2)
redemption
at the end of each time period:
  Class A
$62     $86
  Class B
$70     $91
  Class C
$30     $61
  Class Y
$10     $31
An Investor would pay the following expenses on the same in-
vestment, assuming the same annual return and no redemption:
  Class A
$62     $86
  Class B
$20     $61
  Class C
$20     $61
  Class Y
$10     $31
------------------------------------------------------------
-----------------


The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption.
However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past for future expenses and actual expenses may be greater or less than those shown above.

                             FINANCIAL HIGHLIGHTS

 For a share of each class of capital stock outstanding throughout the period:

MANAGED GROWTH FUND(A)                            CLASS A
CLASS B    CLASS C
------------------------------------------------------------
---------------------
NET ASSET VALUE, BEGINNING OF YEAR        $ 12.00   $12.00
$12.00
------------------------------------------------------------
---------------------
INCOME FROM OPERATIONS:
  Net investment income
0.08        0.07         0.08
  Net realized and unrealized loss on investments       0.05
0.05         0.05
------------------------------------------------------------
---------------------
TOTAL INCOME FROM OPERATIONS                  0.03
0.02         0.03
------------------------------------------------------------
---------------------
LESS DISTRIBUTIONS FROM:
  Net investment income
--           --             --
  Net realized gains
--           --              --
------------------------------------------------------------
---------------------
TOTAL DISTRIBUTIONS                                        -
-          --               --
------------------------------------------------------------
---------------------
NET ASSET VALUE, END OF YEAR                    $12.03
$12.02   $12.03
------------------------------------------------------------
---------------------
TOTAL RETURN
0.25%*     0.17%*    0.25%*
------------------------------------------------------------
---------------------
NET ASSETS, END OF YEAR (000'S)                 $144,775
$268,012   $36,695
------------------------------------------------------------
---------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses
1.19%+     1.94%+    1.94%+
  Net investment income
4.09+         3.34+       3.99+
------------------------------------------------------------
---------------------
PORTFOLIO TURNOVER RATE                         2.90%
1.40%     2.05%
------------------------------------------------------------
---------------------

(a)  For the period from June 30, 1995 (commencement of
operations) to August
     31, 1995 (unaudited).
 *   Not annualized, as the result may not be representative
to the total
     return for the year.
 +   Annualized.

 As of September 30, 1995, no Class Y shares have been sold, and accordingly, no comparable financial information is available at this time for that class.

                           PART B

             STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information dated May 1, 1995, filed with the Post-Effective Amendment No. 38 to the Fund's
Registration Statement on Form N-1A, is incorporated in its entirety by reference.


FINANCIAL STATEMENTS



  Smit
     h
  Barn
    ey
  Grow
    th
  Oppo
  rtun
   ity
  Fund

  Fina
  ncia
     l
  High
  ligh
    ts

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                    ^199   ^199  ^199  ^199
   s A                    5(1)     3     2    1
  Shar
    es
   Net                    ^$12    ^-    ^-    ^-
  Asse                     .00
     t
  Valu
    e,
  Begi
  nnin
  g of
  Year
  Inco
    me
  From
  Oper
  atio
   ns:
                           0.01   ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                          ^2.3    ^-    ^-    ^-
   Net                      5
  real
  ized
   and
  unre
  aliz
    ed
  gain
    on
  inve
  stme
   nts
  Tota                    ^2.3    ^-    ^-    ^-
     l                      6
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                           ^-     ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                           ^-     ^-    ^-    ^-
   Net
  real
  ized
  gain
     s
  Tota                     ^-     ^-    ^-    ^-
     l
  Dist
  ribu
  tion
     s
   Net                    $14.    ^-    ^-    ^-
  Asse                     36
     t
  Valu
    e,
   End
    of
  Peri
    od
  Tota                    19.6    ^-    ^-    ^-
     l                     7%
  Retu
    rn
   Net                    $49,    ^-    ^-    ^-
  Asse                     385
   ts,
   End
    of
  Peri
    od
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                          ^1.7    ^-    ^-    ^-
  Expe                     4%+
  nses
                          ^0.4    ^-    ^-    ^-
   Net                      0
  inve                      +
  stme
    nt
  inco
    me
  Port                    ^14.    ^-    ^-    ^-
  foli                     31%
     o
  Turn
  over
  Rate
   (1)
   For
   the
  peri
    od
  from
  July
    3,
  1995
    to
  Augu
    st
   31,
  1995
     .
     +
  Annu
  aliz
   ed.




  Smit
     h
  Barn
    ey
  Grow
    th
  Oppo
  rtun
   ity
  Fund

  Fina
  ncia
     l
  High
  ligh
    ts
  (con
  tinu
   ed)

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                    ^199   ^199  ^199  ^199
   s B                    5(1)     3     2    1
  Shar
    es
   Net                    ^$12    ^-    ^-    ^-
  Asse                     .00
     t
  Valu
    e,
  Begi
  nnin
  g of
  Year
  Inco
    me
  From
  Oper
  atio
   ns:
                           (0.0   ^-    ^-    ^-
   Net                       1)
  inve
  stme
    nt
  inco
    me
                           2.35   ^-    ^-    ^-
   Net
  real
  ized
   and
  unre
  aliz
    ed
  gain
  (los
    s)
    on
  inve
  stme
   nts
  Tota                     2.36   ^-    ^-    ^-
     l
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                           ^-     ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                           ^-     ^-    ^-    ^-
   Net
  real
  ized
  gain
     s
  Tota                     ^-     ^-    ^-    ^-
     l
  Dist
  ribu
  tion
     s
   Net                    14.3    ^-    ^-    ^-
  Asse                      4
     t
  Valu
    e,
   End
    of
  Peri
    od
  Tota                    19.5    ^-    ^-    ^-
     l                     0%
  Retu
    rn
   Net                    $25,    ^-    ^-    ^-
  Asse                     917
   ts,
   End
    of
  Peri
    od
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                          ^2.4    ^-    ^-    ^-
  Expe                     9%+
  nses
                          ^(0.    ^-    ^-    ^-
   Net                     33)
  inve                      +
  stme
    nt
  inco
    me
  Port                    ^14.    ^-    ^-    ^-
  foli                     31%
     o
  Turn
  over
  Rate
   (1)
   For
   the
  peri
    od
  from
  July
    3,
  1995
    to
  Augu
    st
   31,
  1995
     .
     +
  Annu
  aliz
   ed.


  Smit
     h
  Barn
    ey
  Grow
    th
  Oppo
  rtun
   ity
  Fund

  Fina
  ncia
     l
  High
  ligh
    ts
  (con
  tinu
   ed)

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                    ^199   ^199  ^199  ^199
   s C                    5(1)     3     2    1
  Shar
    es
   Net                    ^$14    ^-    ^-    ^-
  Asse                     .05
     t
  Valu
    e,
  Begi
  nnin
  g of
  Year
  Inco
    me
  From
  Oper
  atio
   ns:
                           0.01   ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                           0.29   ^-    ^-    ^-
   Net
  real
  ized
   and
  unre
  aliz
    ed
  gain
  (los
    s)
    on
  inve
  stme
   nts
  Tota                    0.30    ^-    ^-    ^-
     l
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                           ^-     ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                           ^-     ^-    ^-    ^-
   Net
  real
  ized
  gain
     s
  Tota                     ^-     ^-    ^-    ^-
     l
  Dist
  ribu
  tion
     s
   Net                    $14.    ^-    ^-    ^-
  Asse                     35
     t
  Valu
    e,
   End
    of
  Peri
    od
  Tota                      ^     ^-    ^-    ^-
     l                    2.14
  Retu                      %
    rn
   Net                     $12    ^-    ^-    ^-
  Asse
   ts,
   End
    of
  Peri
    od
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                          2.45    ^-    ^-    ^-
  Expe                      %
  nses
                          0.71    ^-    ^-    ^-
   Net                      %
  inve
  stme
    nt
  inco
    me
  Port                    ^2.6    ^-    ^-    ^-
  foli                     9%
     o
  Turn
  over
  Rate
   (1)
   For
   the
  peri
    od
  from
  Augu
    st
    8,
  1995
  (inc
  epti
    on
  date
  ) to
  Augu
    st
   31,
  1995
     .
     +
  Annu
  aliz
   ed.




  Smit
     h
  Barn
    ey
  Grow
    th
  Oppo
  rtun
   ity
  Fund

  Fina
  ncia
     l
  High
  ligh
    ts

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                    ^199   ^199  ^199  ^199
   s A                    5(1)     3     2    1
  Shar
    es
   Net                    ^$12    ^-    ^-    ^-
  Asse                     .00
     t
  Valu
    e,
  Begi
  nnin
  g of
  Year
  Inco
    me
  From
  Oper
  atio
   ns:
                           0.01   ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                          ^2.3    ^-    ^-    ^-
   Net                      5
  real
  ized
   and
  unre
  aliz
    ed
  gain
    on
  inve
  stme
   nts
  Tota                    ^2.3    ^-    ^-    ^-
     l                      6
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                           ^-     ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                           ^-     ^-    ^-    ^-
   Net
  real
  ized
  gain
     s
  Tota                     ^-     ^-    ^-    ^-
     l
  Dist
  ribu
  tion
     s
   Net                    $14.    ^-    ^-    ^-
  Asse                     36
     t
  Valu
    e,
   End
    of
  Peri
    od
  Tota                    19.6    ^-    ^-    ^-
     l                     7%
  Retu
    rn
   Net                    $49,    ^-    ^-    ^-
  Asse                     385
   ts,
   End
    of
  Peri
    od
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                          ^1.7    ^-    ^-    ^-
  Expe                     4%+
  nses
                          ^0.4    ^-    ^-    ^-
   Net                      0
  inve                      +
  stme
    nt
  inco
    me
  Port                    ^14.    ^-    ^-    ^-
  foli                     31%
     o
  Turn
  over
  Rate
   (1)
   For
   the
  peri
    od
  from
  July
    3,
  1995
    to
  Augu
    st
   31,
  1995
     .
     +
  Annu
  aliz
   ed.




  Smit
     h
  Barn
    ey
  Grow
    th
  Oppo
  rtun
   ity
  Fund

  Fina
  ncia
     l
  High
  ligh
    ts
  (con
  tinu
   ed)

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                    ^199   ^199  ^199  ^199
   s B                    5(1)     3     2    1
  Shar
    es
   Net                    ^$12    ^-    ^-    ^-
  Asse                     .00
     t
  Valu
    e,
  Begi
  nnin
  g of
  Year
  Inco
    me
  From
  Oper
  atio
   ns:
                           (0.0   ^-    ^-    ^-
   Net                       1)
  inve
  stme
    nt
  inco
    me
                           2.35   ^-    ^-    ^-
   Net
  real
  ized
   and
  unre
  aliz
    ed
  gain
  (los
    s)
    on
  inve
  stme
   nts
  Tota                     2.36   ^-    ^-    ^-
     l
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                           ^-     ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                           ^-     ^-    ^-    ^-
   Net
  real
  ized
  gain
     s
  Tota                     ^-     ^-    ^-    ^-
     l
  Dist
  ribu
  tion
     s
   Net                    14.3    ^-    ^-    ^-
  Asse                      4
     t
  Valu
    e,
   End
    of
  Peri
    od
  Tota                    19.5    ^-    ^-    ^-
     l                     0%
  Retu
    rn
   Net                    $25,    ^-    ^-    ^-
  Asse                     917
   ts,
   End
    of
  Peri
    od
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                          ^2.4    ^-    ^-    ^-
  Expe                     9%+
  nses
                          ^(0.    ^-    ^-    ^-
   Net                     33)
  inve                      +
  stme
    nt
  inco
    me
  Port                    ^14.    ^-    ^-    ^-
  foli                     31%
     o
  Turn
  over
  Rate
   (1)
   For
   the
  peri
    od
  from
  July
    3,
  1995
    to
  Augu
    st
   31,
  1995
     .
     +
  Annu
  aliz
   ed.


  Smit
     h
  Barn
    ey
  Grow
    th
  Oppo
  rtun
   ity
  Fund

  Fina
  ncia
     l
  High
  ligh
    ts
  (con
  tinu
   ed)

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                    ^199   ^199  ^199  ^199
   s C                    5(1)     3     2    1
  Shar
    es
   Net                    ^$14    ^-    ^-    ^-
  Asse                     .05
     t
  Valu
    e,
  Begi
  nnin
  g of
  Year
  Inco
    me
  From
  Oper
  atio
   ns:
                           0.01   ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                           0.29   ^-    ^-    ^-
   Net
  real
  ized
   and
  unre
  aliz
    ed
  gain
  (los
    s)
    on
  inve
  stme
   nts
  Tota                    0.30    ^-    ^-    ^-
     l
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                           ^-     ^-    ^-    ^-
   Net
  inve
  stme
    nt
  inco
    me
                           ^-     ^-    ^-    ^-
   Net
  real
  ized
  gain
     s
  Tota                     ^-     ^-    ^-    ^-
     l
  Dist
  ribu
  tion
     s
   Net                    $14.    ^-    ^-    ^-
  Asse                     35
     t
  Valu
    e,
   End
    of
  Peri
    od
  Tota                      ^     ^-    ^-    ^-
     l                    2.14
  Retu                      %
    rn
   Net                     $12    ^-    ^-    ^-
  Asse
   ts,
   End
    of
  Peri
    od
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                          2.45    ^-    ^-    ^-
  Expe                      %
  nses
                          0.71    ^-    ^-    ^-
   Net                      %
  inve
  stme
    nt
  inco
    me
  Port                    ^2.6    ^-    ^-    ^-
  foli                     9%
     o
  Turn
  over
  Rate
   (1)
   For
   the
  peri
    od
  from
  Augu
    st
    8,
  1995
  (inc
  epti
    on
  date
  ) to
  Augu
    st
   31,
  1995
     .
     +
  Annu
  aliz
   ed.



  ^/B           {down}{?}{branch \b}         All Margins
(Top, Bottom, Left and Right) = 1.0
Column widths:  compression 92
      8       8                           29 *      8
10        9        9
SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY INVESTMENTS FUNDS, INC.
SMITH BARNEY GROWTH OPPORTUNITY FUND
SCHEDULE OF NET ASSETS              GROWTH OPPORTUNITY
PORTFOLIO
SCHEDULE OF NET ASSETS(Cont'd)
SCHEDULE OF NET ASSETS(Cont'd)      SCHEDULE OF NET ASSETS
(Cont'd)
AUGUST 31, 1995
AUGUST 31, 1995

^FACE
 SHARES                   ^SECURITY
^VALUE                     ^AMOUNT  ^SHARES
COMMON STOCKS - 92.7%
Advertising - 0.8%
 31,000         Advo Inc.
$577,375     0.77%  18.625 *********
$1.56                        ERR

59.000
$1.44                        ERR
Aerospace Defense - 1.0%
42.875
  7,000         Alliant Techsystems Inc.
329,000     0.44%  47.000 *********
$1.76      ERR CONGLOMER     ERR
 60,000         Power Control Technologies Inc.
450,000     0.60%   7.500 *********
$1.60                        ERR

779,000     1.03%  49.500     0.00
$0.56      ERR               ERR

0.00
Auto Parts Replacement - 0.2%
  7,500         Federal Mogul Corp.
166,875     0.22%  22.250 *********


Broadcast Radio & TV - 6.5%
0.00
02/09/95   50,000    $2.60                        ERR
 13,000         Cablevision Systems Corp.
851,500     1.13%  65.500 *********
$1.04                        ERR
 40,000         Comcast Corp.
850,000     1.13%  21.250 *********
 45,000         Home Shoping Network Inc.
472,500     0.63%  10.500 *********
 40,000         Jacor Communications Inc.
665,000     0.88%  16.625 *********
$1.88                        ERR
 15,000         Liberty Media Inc.
398,437     0.53%  26.563 *********
03/04/95  166,800    $1.40                        ERR
 25,000         New World Communications Group Inc.
581,250     0.77%  23.250 *********
 60,000         Tele-Communications Inc.
1,110,000     1.47%  18.500 *********
03/05/95   50,000    $1.60                        ERR

4,928,687     6.54%  46.750     0.00
03/05/95   40,000    $1.44                        ERR

0.00
Chemicals - 0.5%
 16,500         Scotts Co.
371,250     0.49%  22.500 *********

Commercial Services - 1.9%
 50,000         Ideon Group Inc.
531,250            32.625     0.00
08/18/94   27,500    $1.80                        ERR
 30,000         Primark Corp.
757,500     0.71%  10.625 *********
03/05/95   50,000    $2.76                        ERR
 12,500         Sotheby's Holdings Inc.
173,437     1.01%  25.250 *********
$1.85      ERR ENERGY        ERR

1,462,187     0.23%  13.875 *********

1.94%             0.00
Computers - 2.2%
0.00
 20,000         Auspex Systems Inc.
315,000                       0.00
 15,000         Crosscomm Corp.
174,375     0.42%  15.750 *********
 12,500         Key Tronic Corp.
190,625     0.23%  11.625 *********
07/14/95  200,000    $0.60                        ERR
 12,000         Microkey Communications Systems Inc.
37,073     0.25%  15.250 *********
 38,000         Multi-Corp Inc.
109,250     0.05%   3.089 *********
 14,700         Phoenix Technologies Ltd.
159,863     0.15%   2.875 *********
 25,290         Storage Technology Corp.
692,314     0.21%  10.875 *********

1,678,500     0.92%  27.375 *********
$4.02                        ERR

2.23%             0.00
$3.20                        ERR
Consumer Products - 0.5%
0.00
 25,000         U.S. Industries Inc.
390,625                       0.00

0.52%  15.625 *********

0.00
Cosmetics - 0.6%
 17,500         Herbalife International Inc.
$223,125            78.250     0.00
 20,000         Playtex Products Inc.
197,500     0.30%  12.750 *********
$2.88                        ERR

420,625     0.26%   9.875 *********

0.56%  31.625     0.00
Electrical Equipment - 4.6%
0.00
$0.46      ERR FINANCIAL     ERR
 25,000         American Superconductor Corp.
331,250                       0.00
11/30/94  150,000    $1.44                        ERR
 32,500         Honeywell Inc.
1,421,875     0.44%  13.250 *********
$0.62                        ERR
 11,000         Itel Corp.
415,250     1.89%  43.750 *********
$0.92                        ERR
 12,500         Raychem Corp.
548,437     0.55%  37.750 *********
 55,000         Westinghouse Electric Corp.
749,375     0.73%  43.875 *********
01/24/95   14,000    $1.64                        ERR

3,466,187     0.99%  13.625 *********
Electronics - 3.6%
4.60%  35.375     0.00
 84,000         Ampex Corp.
309,120                       0.00
 32,500         General Electric Co.
1,913,437     0.41%   3.680 *********
 50,400         Kollmorgen Corp.
491,400     2.54%  58.875 *********

2,713,957     0.65%   9.750 *********
$2.60                        ERR

3.60%  55.500     0.00
11/12/94   30,000    $1.68                        ERR
Energy - 2.8%
38.375     0.00
175,000         Global Marine Inc.
1,181,250                       0.00
 10,000         Lufkin Industries Inc.
215,000     1.57%   6.750 *********
 13,000         Triton Energy Corp.
689,000     0.29%  21.500 *********

2,085,250     0.91%  53.000 *********

2.77%             0.00
Entertainment -
0.00
 10,000         American Classic Voyager Co.
106,250                       0.00
 45,000         Cinar Films Inc.
523,125     0.14%  10.625 *********
 27,500         Gaylord Entertainment Co.
763,125     0.69%  11.625 *********
 17,500         Time Warner Inc.
737,187     1.01%  27.750 *********

2,129,687     0.98%  42.125 *********

2.83%             0.00
Financial Services - 19.3%
73.750     0.00
  8,000         Alexander & Alexander Services Inc.
185,000            67.000     0.00
 15,000         American International Group Inc.
1,209,375     0.25%  23.125 *********
 20,000         Banca Quadrum S.A.
125,000     1.61%  80.625 *********
 15,000         BayBanks Inc.
1,203,750     0.17%   6.250 *********
 20,000         Capital One Financial Corp.
520,000     1.60%  80.250 *********
 34,200         Capsure Holdings Corp.
470,250     0.69%  26.000 *********
 15,000         City National Corp.
196,875     0.62%  13.750 *********
137,500         Data Broadcasting Corp.
1,220,312     0.26%  13.125 *********
  9,000         Dauphin Deposit Corp.
247,500     1.62%   8.875 *********
$3.08                        ERR
 25,000         First Security Corp.
787,500     0.33%  27.500 *********
ERR UNKNOWN
 27,500         Foremost Corporation of America
1,106,875     1.05%  31.500 *********
  5,000         General Reinsurance Corp.
743,125     1.47%  40.250 *********
$4.00      ERR CV PFD ST     ERR
 37,500         Long Island Bancorp Inc.
951,562     0.99% 148.625 *********
$2.88      ERR CV PFD ST     ERR
Financial Services (Cont'd.)
1.26%  25.375 *********
01/25/95   52,000    $3.23      ERR CV DEB:TR     ERR
  2,000         Mercantile Bancorporation
$90,500     0.12%  45.250 *********
 12,500         Oppenheimer Capital L.P.
307,812     0.41%  24.625 *********
$5.50      ERR CV DEB: R     ERR
 25,000         PNC Bank Corp.
656,250     0.87%  26.250 *********
 15,000         Painewebber Group Inc.
288,750
  5,000         Paul Revere Corp.
87,500     0.38%  19.250 *********
$6.75      ERR CV DEB: C     ERR
 12,500         Roosevelt Financial Group Inc.
226,562     0.12%  17.500 *********
$6.50      ERR CV DEB: C     ERR
 22,500         Salomon Inc.
863,437     0.30%  18.125 *********
10/15/94   33,000    $6.75      ERR CV DEB: W     ERR
 35,000         Student Loan Marketing Association
1,894,375     1.15%  38.375 *********
10/15/94   33,000    $6.75      ERR CV DEB: WASTE MANA
 22,500         TIG Holdings Inc.
576,562     2.51%  54.125 *********
 15,000         United Asset Management Corp.
585,000     0.77%  25.625 *********

**********    0.78%  39.000 *********

19.31%             0.00
Food and Beverages - 3.0%
26.000     0.00
 20,000         Dole Food Co.
655,000                       0.00
 35,347         Quality Food Centers Inc.
874,838     0.87%  32.750 *********
 20,000         Seagram Company Ltd.
740,000     1.16%  24.750 *********

2,269,838     0.98%  37.000 *********

3.01%             0.00
Furniture - 0.4%
0.00
 12,500         Heilig Meyers Co.
275,000                       0.00

0.37%  22.000 *********
Hotels - 0.4%
0.00
  5,000         Hilton Hotels Corp.
332,500                       0.00

0.44%  66.500 *********
Leisure Time - 1.3%
0.00
 45,000         Bell Sports Corp.
528,750                       0.00
 15,000         Harley Davidson
416,250     0.70%  11.750 *********

945,000     0.55%  27.750 *********

1.25%             0.00
Machinery - 5.0%
0.00
 14,000         Deere & Co.
1,197,000                       0.00
 60,000         Thermo Electron Corp.
2,587,500     1.59%  85.500 *********

3,784,500     3.44%  43.125 *********

5.02%             0.00
Media - 0.7%
0.00
 32,500         New Age Media Fund Inc.
491,563

0.65%  15.125
Medical - 3.2%
 20,000         Amsco International Inc.
357,500                       0.00
 34,000         Beverly Enterprises
450,500     0.47%  17.875 *********
 18,500         Coram Healthcare Corp.
90,188     0.60%  13.250 *********
  5,000         Forest Labs Inc.
223,750     0.12%   4.875 *********
 45,000         North American Biologicals, Inc.
410,625     0.30%  44.750 *********
Medical (Cont'd.)
0.55%   9.125 *********
 77,500         Quidel Corp.
$455,313     0.60%   5.875 *********
 13,698         Ramsay Managed Care, Inc.
44,519     0.06%   3.250 *********
 10,000         Thermo Cardiosystems, Inc.
393,750     0.52%  39.375 *********

2,426,145     3.22%             0.00

0.00

Packaging - 0.7%
0.00
 10,000         Temple Inland Inc.
517,500     0.69%  51.750 *********

0.00
Pharmaceuticals - 2.8%
0.00
    315         Allergan Ligand Retinoid Therapeutics
5,040     0.01%  16.000 5,040.00
 10,000         Allergan Inc.
303,750     0.40%  30.375 *********
 36,500         Ivax Corp.
935,313     1.24%  25.625 *********
 20,000         Upjohn Co.
847,500     1.13%  42.375 *********

2,091,603     2.78%             0.00

0.00
Publishing - 2.2%
0.00
  7,500         Readers Digest Association Inc.
346,875     0.46%  46.250 *********
 25,000         Reuters Holdings
1,309,375     1.74%  52.375 *********

1,656,250     2.20%             0.00

0.00
Raw and Intermediate Materials - 4.1%
0.00
 24,000         Addington Resources Inc.
328,500     0.44%  13.688 *********
 36,500         Giant Group Ltd.
255,500     0.34%   7.000 *********
 25,000         Monsanto Co.
2,371,875     3.15%  94.875 *********
 15,000         Repap Enterprises Inc.
108,750     0.14%   7.250 *********

3,064,625     4.07%             0.00

0.00
Real Estate Investment Trust - 1.7%
0.00
 50,000         Manufactured Home Communities Inc.
812,500     1.08%  16.250 *********
 58,500         Rockefeller Center Properties Inc.
431,438     0.57%   7.375 *********

1,243,938     1.65%             0.00

0.00
Restaurants - 0.5%
0.00
 58,500         Sizzler International Inc.
351,000     0.47%   6.000 *********

0.00
Retail - 5.6%
0.00
 40,200         Arbor Drugs Inc.
753,750     1.00%  18.750 *********
 25,000         Copart Inc.
550,000     0.73%  22.000 *********
 19,600         Intertan Inc.
181,300     0.24%   9.250 *********
 38,500         Kmart Corp.
524,563     0.70%  13.625 *********
 10,000         Lands' End Inc.
173,750     0.23%  17.375 *********
 35,000         Lillian Vernon Corp.
564,375     0.75%  16.125 *********
Retail (Cont'd.)
1.60%  18.500 *********
 65,000         The Limited Inc.
**********    0.15%  15.000 *********
  7,500         Neiman Marcus Group Inc.
112,500     0.15%  12.625 *********
  9,000         Shopko Stores Inc.
113,625     5.54%             0.00

4,176,363                       0.00

0.00
Technology - 5.6%
2.30%  57.625 *********
 30,000         Eastman Kodak Co.
1,728,750     2.54%  54.625 *********
 35,000         Minnesota Mining & Manufacturing Co.
1,911,875     0.81%  21.875 *********
 28,000         Pall Corp.
612,500     5.65%             0.00

4,253,125                       0.00
Telecommunications - 4.1%
1.54%  17.875 *********
 65,100         Antec Corp.
1,163,663     0.20%  38.000 *********
  4,000         Cellular Communications International
152,000     0.73%  28.250 *********
 19,500         Commnet Cellular Inc.
550,875     0.49%  11.750 *********
 31,500         General DataComm Industries Inc.
370,125     0.48%  28.875 *********
 12,500         Newbridge Networks Corp.
360,938     0.41%  22.250 *********
 14,000         Symmetricom Inc.
311,500     0.21%   3.938 *********
 40,000         VSI Enterprises Inc.
157,500     4.07%             0.00

3,066,601                       0.00

0.00
Textiles - 0.7%
0.29%  21.750 *********
 10,000         Warnaco Group Inc.
217,500     0.42%  22.375 *********
 14,000         Westpoint Stevens Inc.
313,250     0.70%             0.00

530,750                       0.00

0.00
Tobacco - 0.5%
0.53%  26.500 *********
 15,000         Mafco Consolidated Inc.
397,500                       0.00

0.00
Utilities - 2.9%
1.50%  56.500 *********
 20,000         American Telephone &Telegraph
1,130,000     1.44%  43.500 *********
 25,000         U S West Inc.
1,087,500     2.94%             0.00

2,217,500

                TOTAL COMMON STOCKS
92.67%
                (Cost - $60,513,752)
**********           13.250

WARRANTS - 0.0%
Miscelaneous - 0.0%
 60,000         MVR Inc. Value Support
0.00%
                (Cost - $0)
1,641

13.250
  FACE
 AMOUNT
CORPORATE BONDS - 1.5%
Telecommunications - 1.5%
0.00%   1.103  102.250
********        Mobile Telecommunication Technology 13.50%
due 1    1.46%   0.826   86.250
                (Cost - $1,000,000)
**********

0.670   60.625
CONVERTIBLE BONDS - 1.5%
Transportation - 1.5%
0.00%   1.150  102.250
********        World Corp. Inc. 7.00% due 05/15/04
1.53%   0.965  100.000
                (Cost - $785,270)
1,150,000             1.228  163.000


REPURCHASE AGREEMENT - 4.1%
********        Citibank, 5.789% due 9/01/95; Proceeds at
4.16%
                maturity - $3,130,503; (Fully collateralized
by
                U.S. Treasury Notes 6.875%  due 3/31/97;
                Market value- $3,192,901)
3,130,000

                TOTAL INVESTMENTS - 99.8%
99.82%
                (Cost - $65,429,022)
**********    0.18%
                Other Assets Less Liabilities - 0.2%
135,487   100.00%
                NET ASSETS - 100%
**********

                Outstanding Shares:
                   Class A
3,439,709
                   Class B
1,807,576
                   Class C
854

                Net Asset Value:
                   Class A (and redemption price)
$14.36
                   Class B*
$14.34
                   Class C**
$14.35

                Class A Maximum Public Offering Price Per
Share
                     (net asset value plus 5.26% of ne
$15.12
                * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from
initial purchase.
                **Redemption price is NAV of Class C shares reduced by 1.00% if shares are redeemed within the first year of purchase.



See Notes to Financial Statements.





Smith
Bar
ney
Inv
est
men
  t
Fun
 ds
Inc


Gro
wth
Opp
ort
uni
 ty
Fun
  d

Sta
tem
ent
 of
Cha
nge
  s
 in
Net
Ass
ets

                                  Two Months
                                        Ended
                                      8/31/95
                                    (unaudited)
OPE
RAT
ION
 S:
        Net                           $20,149
    investm
        ent
     income
        Net                           1,639,704
    realize
     d gain
         on
    securit
          y
    transac
      tions
    Increas                          9,760,497
       e in
        net
    unreali
        zed
    appreci
      ation
         of
    investm
       ents
    Increas
       e In
        Net
     Assets
       From                                   11,420,350
    Operati
        ons
DIS
TRIUT
ION
 TO
SHA
REH
OLD
ERS
FRO
 M:
        Net-
    investm
        ent
     income
        Net -
    realize
     d gain
         on
    securit
          y
    transac
      tions
    Decreas
       e In
        Net
     Assets
       from
    Distrib
     utions
         to  -
    Shareho
      lders
FUNd

SHA
 RE
TRA
NSA
CTI
ONS
  :
  Net                              2,699,025
    proceed
     s from
      sales
         of
     shares
        Net
      Asset
      Value
         of
     shares

     issued
         in
    connect
        ion
       with
        the

    transfe
       r of
        net
     assets
     of the
                                   61,684,039
    Aggress
        ive
    Opportu
       nity
      Fund.
    Cost of                            (478,408)
     shares
    reacqui
        red

    Increas
       e In
        Net
     Assets
       From
       Fund
      Share
                                     63,904,656
    Transac
      tions
Inc                                  75,325,006
rea
 se
 in
Net
Ass
ets

NET
ASS
ETS
  :
    Beginni -
      ng of
     period
     End of             #VALUE!
    period*
  *                          $20,149
Inc
lud
 es
und
ist
rib
ute
  d
net
inv
est
men
  t
inc
ome
of:



                     See Notes
                            to
                     Financial
                    Statements
                             .



Smi
 th
Bar
ney
Inv
est
men
  t
Fun
 ds
Inc
  .

Gro
wth
Opp
ort
uni
 ty
Fun
  d

Sta
tem                                 For the
ent                                     two
 of                                  months
Ope                                   ended
rat                                  August
ion                                     31,
  s                                    1995
(un
aud
ite
 d)


INV
EST
MEN
  T
INC
OME
  :
                          $262,920
   Interes
   t

EXP
ENS
ES:
    Managem                121,679
        ent
       fees
    Distrib                61,313
      ution
      costs
    Shareho                     16,760
       lder
        and
     system
    servici
    ng fees
    Shareho                      15,084
       lder
    communi
     cation
       fees
    Registr                     10,056
      ation
       fees
    Custodi                     8,380
    an fees  Audit              5,027
        and
      legal
       fees
    Directo                     1,676
        rs'
       fees
    Other                       2,796
   fees
      Total                   242,771
    Expense
          s
Net                            20,149
Inv
est
men
  t
Inc
ome

REA
LIZ
 ED
AND
UNR
EAL
IZE
  D
GAI
  N
 ON
INV
EST
MEN
TS:
    Realize
     d Gain
       From
    Securit
          y
    Transac
      tions

    (exclud
        ing
     short-
       term
    securit
      ies):
                              9,630,098
    Proceeds from
      sales
                             7,990,394
    Cost of
    Securit
        ies
       sold
Net                           1,639,704
Rea
liz
 ed
Gai
  n
     Change
     in Net
    Unreali
        zed
    Appreci
      ation
         of
    Investm
      ents:
            -
    Beginni
      ng of
     period
        End                     9,760,497
         of
     period
Inc                                    #VALUE!
rea
 se
 in
Net
Unr
eal
ize
  d
App
rec
iat
ion
    Net                               #VALUE!
    Gain on
    Investm
       ents
Inc                          #VALUE!
rea
 se
 in
Net
Ass
ets
Res
ult
ing
Fro
  m
Ope
rat
ion
  s









          1.  SIGNIFICANT ACCOUNTING POLICIES


      The Smith Barney Growth Opportunity Fund ("Fund") is a
Maryland   corporation,  registered  under  the   Investment
Company Act of 1940, as amended, as a diversified, open-end management investment company.

        The significant accounting policies consistently followed by the Fund are: (a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. Government and Government Agency obligations are valued at the mean between the bid and asked prices; short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income taxes has been made.

     2.  MANAGEMENT AGREEMENT AND
      TRANSACTIONS WITH AFFILIATED PERSONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Fund pays SBMFM a management fee calculated at an annual rate of 0.60% of average daily net assets up to $500 million, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. All fees are calculated daily and paid monthly.

      Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the two months ended August 31, 1995, SB received brokerage commissions of
$60,000  and  sales charges of approximately              on
sales of Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares if redemption occurs less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the two months ended August 31, 1995, there were approximately $2,000 in such changes.

     Pursuant to a Distribution Plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each class, respectively. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class, respectively. All officers and two directors of the Fund are employees of SB.
      3.  INVESTMENTS

       During the two months ended August 31, 1995, the aggregate cost of purchases and proceeds from sales of investment (including maturities, but excluding short-term securities) was $15,959,551 and $9,630,098
       At August 31, 1995, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

Gross unrealized appreciation$10,860,666
Gross unrealized depreciation (1,100,169)
Net unrealized appreciation   $9,760,497

      4.  REPURCHASE AGREEMENTS

      The Fund purchases (and its custodian takes possession
of) U.S. Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

      5.  CAPITAL SHARES

       At August 31, 1995, there were two million shares of $0.01 par value capital stock authorized. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. At August 31, 1995 total paid in capital amounted to the following for each class:


               Class A    Class B    Class C
Total Paid in $41,757,8  $22,134,8   $12,000
Capital           01         55

        Transactions in shares of each class were as follows:

                            Two Months Ended
                            August 31, 1995
                         Shares         Amount
Class A
Shares sold          86,245         $1,207,499
Shares issued in
connection with the
transfer of net      3,386,185      41,001,366
assets of the
Aggressive
Opportunity Fund
Shares redeemed      (37,721)       (451,014)
Net Increase         3,439,709      $41,757,801
Class B
Shares sold          105,416        $1,479,576
Shares issued in
connection with the
transfer of net      1,704,119      20,682,673
assets of the
Aggressive
Opportunity Fund
Shares redeemed      (1,959)        (27,394)
Net Increase         1,807,576      $22,134,855
Class C
Shares sold          854            $12,000
Shares issued in
connection with the
transfer of net      --             --
assets of the
Aggressive
Opportunity Fund
Shares redeemed      --             --
Net Increase         854            $12,000



Smi
 th
Bar
ney
Man
age
  d
Gro
wth
Fun
  d

Sta
tem
ent
 of
Cha
nge
  s
 in
Net
Ass
ets

For
the
Per
iod
End
 ed
Aug
ust
31,
199
  5

                                        1995
OPE
RAT
ION
 S:
   Net                               $2,799,463
     investm
         ent
      income
         Net                              -
     realize
      d gain
     Decreas
        e in
         net
     unreali
         zed
     appreci
       ation
          of                      (1,983,638)
     investm
        ents
     Increas                                    #VALUE!
        e In
         Net
      Assets
        From
     Operati
         ons
DIS
TRI
BUT
ION
 TO
SHA
REH
OLD
ERS
FRO
 M:
         Net                       -
     investm
         ent
      income
         Net                       -
     realize
     d gains
     Decreas
        e In
         Net
      Assets
        From
     Distrib
      utions
          To                            0
     Shareho
       lders
FUN
  D
SHA
 RE
TRA
NSA
CTI
ONS
  :
    Net                                        450,183,486
     proceed
      s from
       sales
     Net
       asset
       value
          of
      shares
      issued
         for
                                                  -
     reinves
       tment
          of
     dividen
          ds
     Cost of                         (1,518,164)
      shares
     reacqui
         red

     Increas
        e In
         Net
      Assets
        From
        Fund
                                           0
       Share
     Transac
       tions
Inc                                    #VALUE!
rea
 se
 In
Net
Ass
ets

NET
ASS
ETS
  :
     Beginni                           -
       ng of
      period
      End of                         #VALUE!
      period
           *
*In
clu
des
und
ist
rib
ute
  d
net
inv
est
men
  t
inc
ome
of:
$2,
799
,46
  3





  Smit
     h
  Barn
    ey
  Mana
   ged
  Grow
    th
  Fund
  Inc.

  Fina
  ncia
     l
  High
  ligh
    ts

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                                      ^199
   s A                                       5
  Shar                                      (a)
    es
   Net                                      ^$12
  Asse                                      .00
     t
  Valu
    e,
  Begi
  nnin
  g of
  Peri
    od
  Inco
    me
  From
  Oper
  atio
   ns:
                                               ^
   Net                                     0.08
  inve
  stme
    nt
  inco
    me
                                              ^
   Net                                     0.05
  real
  ized
   and
  unre
  aliz
    ed
  loss
    on
  inve
  stme
   nts
  Tota                                        ^
     l                                     0.03
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                                              ^-
   Net
  inve
  stme
    nt
  inco
    me
                                              ^-
   Net
  real
  ized
  gain
     s
  Tota                                        ^-
     l
  Dist
  ribu
  tion
     s
   Net                                      ^$12
  Asse                                      .03
     t
  Valu
    e,
   End
    of
  Peri
    od
  Tota                                          ^
     l                                     0.25
  Retu                                      % *
    rn
   Net                                      ^$14
  Asse                                     4,77
   ts,                                        5
   End
    of
  Peri
    od
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                                               ^
  Expe                                     1.19
  nses                                      % +
                                               ^
   Net                                     4.09
  inve                                       +
  stme
    nt
  inco
    me
  Port                                        ^
  foli                                     2.90
     o                                       %
  Turn
  over
  Rate

   (a)
   For
   the
  peri
    od
  from
  June
   30,
  1995
  (com
  menc
  emen
  t of
  oper
  atio
   ns)
    to
  Augu
    st
   31,
  1995
  (una
  udit
  ed).
     *
   Not
  annu
  aliz
   ed,
    as
   the
  resu
    lt
    my
   not
    be
  repr
  esen
  tati
    ve
    to
   the
  tota
     l
  retu
    rn
   for
   the
  year
     .
     +
  Annu
  aliz
   ed.


  Smit
     h
  Barn
    ey
  Mana
   ged
  Grow
    th
  Fund
  Inc.

  Fina
  ncia
     l
  High
  ligh
    ts
  (con
  tinu
   ed)

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                                      ^199
   s B                                       5
  Shar                                      (a)
    es
   Net                                       ^
  Asse                                     $12.
     t                                      00
  Valu
    e,
  Begi
  nnin
  g of
  Year
  Inco
    me
  From
  Oper
  atio
   ns:
                                              ^
   Net                                     0.07
  inve
  stme
    nt
  inco
    me
                                             ^
   Net                                     0.05
  real
  ized
   and
  unre
  aliz
    ed
  loss
    on
  inve
  stme
   nts
  Tota                                       ^
     l                                     0.02
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                                             ^-
   Net
  inve
  stme
    nt
  inco
    me
                                             ^-
   Net
  real
  ized
  gain
     s
  Tota                                       ^-
     l
  Dist
  ribu
  tion
     s
   Net                                     ^$12
  Asse                                      .02
     t
  Valu
    e,
   End
    of
  Peri
    od
  Tota                                         ^
     l                                     0.17
  Retu                                      % *
    rn
   Net                                     ^$26
  Asse                                     8,01
   ts,                                        2
   End
    of
  Peri
    od
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                                              ^
  Expe                                     1.94
  nses                                      % +
                                              ^
   Net                                     3.34
  inve                                       +
  stme
    nt
  inco
    me
  Port                                       ^
  foli                                     1.40
     o                                       %
  Turn
  over
  Rate

   (a)
   For
   the
  peri
    od
  from
  June
   30,
  1995
  (com
  menc
  emen
  t of
  oper
  atio
   ns)
    to
  Augu
    st
   31,
  1995
  (una
  udit
  ed).
     *
   Not
  annu
  aliz
   ed,
    as
   the
  resu
    lt
    my
   not
    be
  repr
  esen
  tati
    ve
    to
   the
  tota
     l
  retu
    rn
   for
   the
  year
     .
     +
  Annu
  aliz
   ed.


  Smit
     h
  Barn
    ey
  Mana
   ged
  Grow
    th
  Fund
  Inc.

  Fina
  ncia
     l
  High
  ligh
    ts
  (con
  tinu
   ed)

   For
     a
  shar
  e of
  each
  clas
  s of
  capi
   tal
  stoc
     k
  outs
  tand
   ing
  thro
  ugou
     t
   the
  peri
   od:


  Clas                                      ^199
   s C                                       5
  Shar                                      (a)
    es
   Net                                       ^
  Asse                                     $12.
     t                                      00
  Valu
    e,
  Begi
  nnin
  g of
  Year
  Inco
    me
  From
  Oper
  atio
   ns:

   Net                                     0.08
  inve
  stme
    nt
  inco
    me
                                             ^
   Net                                     0.05
  real
  ized
   and
  unre
  aliz
    ed
  loss
    on
  inve
  stme
   nts
  Tota                                       ^
     l                                     0.03
  Inco
    me
  From
  Oper
  atio
    ns
  Less
  Dist
  ribu
  tion
     s
  From
     :
                                             ^-
   Net
  inve
  stme
    nt
  inco
    me
                                             ^-
   Net
  real
  ized
  gain
     s
  Tota                                       ^-
     l
  Dist
  ribu
  tion
     s
   Net                                       ^
  Asse                                     $12.
     t                                      03
  Valu
    e,
   End
    of
  Year
  Tota                                         ^
     l                                     0.25
  Retu                                      % *
    rn
   Net                                        ^
  Asse                                     $36,
   ts,                                      695
   End
    of
  Year
  (000
    s)
  Rati
    os
    to
  Aver
   age
   Net
  Asse
   ts:
                                              ^
  Expe                                     1.94
  nses                                      % +
                                              ^
   Net                                     3.99
  inve                                       +
  stme
    nt
  inco
    me
  Port                                       ^
  foli                                     2.05
     o                                       %
  Turn
  over
  Rate

   (a)
   For
   the
  peri
    od
  from
  June
   30,
  1995
  (com
  menc
  emen
  t of
  oper
  atio
   ns)
    to
  Augu
    st
   31,
  1995
  (una
  udit
  ed).
     *
   Not
  annu
  aliz
   ed,
    as
   the
  resu
    lt
    my
   not
    be
  repr
  esen
  tati
    ve
    to
   the
  tota
     l
  retu
    rn
   for
   the
  year
     .
     +
  Annu
  aliz
   ed.



              ^SMITH BARNEY INVESTMENT FUNDS
                           INC.
               ^SMITH BARNEY MANAGED GROWTH
                           FUND
                  ^SCHEDULE OF NET ASSETS
                     ^AUGUST 31, 1995

  FACE
 AMOUNT                  SECURITY                 VALUE
   COMMON
STOCKS  -
    46.9%
 Building
        &
Construct
    ion -
     0.5%
 250,000     Cameron Ashley +                    $2,625,00          0.00584
                                                        0

Chemicals
- 4.6%
 188,000     NCH Corp.                           10,763,00
                                                        0
 375,000     Schulman                            9,937,500
                                                20,700,50          0.04605
                                                        0

 Computer
 Software
   - 0.4%
 225,000     Santa Cruz Inc. +                   1,757,813          0.00391

Computers
- 1.2%
 200,000     Stratus Computer +                  5,600,000          0.01246

Cosmetics
- 1.8%
 275,000     Helene Curtis                       8,112,500          0.01805

Electric
- 1.6%
 237,500     Lincoln Electric  Class "A"         7,035,938          0.01565

  Food  &
 Beverage
   - 2.4%
 315,000     Archer-Daniel-Midland               5,236,875
 175,000     Dean Foods                          4,637,500
 93,000      Golden Enterprises                    697,500
 10,000      Lance Inc.                            180,000
                                                10,751,87          0.02392
                                                        5

Furniture
    /Home
Product -
     4.1%
 305,300     Ekco Group                          2,022,613
 354,700     Ethan Allen Interior +              7,493,038
 160,700     Forschner Group +                   1,868,138
 460,000     Maytag Co.                          7,130,000
                                                18,513,78          0.04119
                                                        8
   Health
   Care &
  Drugs -
     6.2%
 550,000     Quantum Health +                    7,012,500
 275,000     U.S. Healthcare                     8,800,000
 150,000     Value Health +                      5,193,750
 230,000     Wellpoint Health Net +              6,842,500
                                                27,848,75          0.06196
                                                        0

Iron/Stee
l - 0.1%
 22,500      Flex Steel                           $267,188          0.00059

Manufactu
   ring -
     0.1%
 10,000      Lesco                                 143,750          0.00032

Manufactu
      red
Housing -
     0.7%
 180,000     Skyline                             3,172,500          0.00706

Mining/Me
   tals -
     0.3%
 42,600      Ashland Coal                        1,230,075          0.00274

   Office
Equipment
      and
 Supplies
   - 0.1%
 16,700      Hunt Manufacturing                    227,538          0.00051

      Oil
 Products
        &
Marketing
   - 5.3%
 200,000     Amerada Hess                        9,475,000
 300,000     Holly Corp.                         6,787,500
 10,000      J. Ray McDermott +                    235,000
 94,100      Pennzoil                            4,140,400
 234,100     Wizer OIl                           3,277,400
                                                23,915,30          0.05321
                                                        0
Publishin
g/Printin
 g - 1.6%
 300,000     McClatchy Newspapers                6,712,500
  1,500      New York Times Class "A"               37,313
 14,600      Torstar                               220,022
                                                6,969,835          0.01551
  Rails &
 Trucks -
     1.4%
 50,000      Brenco                                587,500
 480,000     Union Switch & Signal +             5,880,000
                                                6,467,500          0.01439
  Retail-
  General
Merchandi
sing 2.0%
1,125,000    Caldor +                            8,718,750
 23,000      Strawbridge                           419,750
                                                9,138,500          0.02033
 Retail -
Specialty
   - 3.7%
 410,000     Armor All                           6,662,500
 126,600     Blair Corp.                         4,225,275
 610,000     TBC Inc. Pooled +                   5,795,000
                                                16,682,77          0.03712
                                                        5

Specializ
       ed
 Services
   - 0.5%
 100,000     Rollins Inc.                        $2,387,50          0.00531
                                                        0

Telephone
- 1.9%
 302,900     Century Telephone                   8,443,338          0.01878

Textile -
0.3%
 60,000      Haggar                              1,162,500          0.00259

Tobacco -
1.9%
 320,000     UST Incorporated Family US          8,720,000           0.0194
            Tabacco Co.

Transport
  ation -
     2.1%
 250,000     Airborne Freight                    5,093,750
 174,200     Pittston Services Group             4,420,325
                                                9,514,075          0.02117
Truckers
- 2.1%
 37,500      Builders Transport +                  445,313
 250,000     Frozen Food Express                 2,625,000
 440,000     Yellow Freight System               6,215,000
                                                9,285,313          0.02066
             TOTAL COMMON STOCKS
             (Cost - $212,657,485)               210,673,8
                                                       47


  FACE
 AMOUNT
    SHORT
     TERM
INSTRUMEN
     TS -
    54.5%

             Federal Home Loan Bank 5.67% due    45,000,00          0.10012
            9/1/95                                      0
             Federal Home Loan Mortgage          49,968,44
            Assoc. 5.68% due 9/5/95                     5
             Federal Home Loan Mortgage          49,960,69
            Assoc. 5.66% due 9/6/95                     4
             Federal Home Loan Mortgage          49,945,16
            Assoc. 5.64% due 9/8/95                     7
             Federal Home Loan Mortgage          49,944,87
            Assoc. 5.67% due 9/8/95                     5

             TOTAL SHORT TERM INSTRUMENTS        244,819,1
                                                       81
             (Cost -$248,044,181)




REPURCHAS
        E
AGREEMENT
   - 0.7%
$3,225,00    Citibank Securities, 5.79% due                         0.00717
    0        9/01/95; Proceeds at maturity -
             $3,225,519 (Fully collateralized
            by U.S. Treasury Bill 6.875%
             due 3/31/97 Market value -          $3,225,00
            $3,289,810)                                 0



             TOTAL INVESTMENTS - 102.1%                             0.57599
             (Cost -$ 463,926,666  (a))          458,718,0
                                                       28

             Liabilities Less Other Assets  -    (9,236,88                -
            (2.1%)                                     1)          0.02055

             NET ASSETS - 100%                   $449,481,
                                                      147





             Outstanding Shares:
              Class A                            12,032,27
                                                        2
              Class B                            22,303,43
                                                        9
              Class C                            3,050,248

             Net Asset Value:
              Class A (and redemption price)        $12.03
              Class B *                             $12.02
              Class C **                            $12.03


             Class A Maximum Public Offering
            Price Per Share
                    (net asset value plus           $12.66
            5.26% of net asset value per
            share)



               +   Non-Income Producing
            Securities
               (A) Aggregate Cost For Federal
                        Income Tax Purpose is
                      substantially the same.
                 * Redemption price is NAV of
              Class B shares reduced by 5.00%
                               if shares  are
                     redeemed  less  than one
                year fom initial pruchase and
                        declines by 1.00% per
                   year until no  CDSC  is
            incurred.


                ** Redemption price is NAV of
             Class C shares  reduced by 1.00%
                             which applies if
                   shares are  redeemed
            within the first year of
            purchase.





Smit
   h
Barn
  ey
Mana
 ged
Grow
  th
Fund

Stat
emen                          For the
t of                              Two
Oper                           Months
atio                            Ended
  ns                           August
                                  31,
                                 1995

INVE
STME
  NT
INCO
 ME:
     Interes                                                          $3,624,790
     t
     Dividen                                                             442,519
     ds
       Total                                                           4,067,309
     Investm
         ent
      Income

EXPE
NSES
   :
     Managem                                                             653,797
     ent fee
       (Note
          2)
     Distrib                                                             543,470
       ution
       costs
       (Note
          2)
     Shareho                                                              25,594
        lder
         and
      system
     servici
          ng
       agent
        fees
     Registr                                                              17,325
       ation
        fees
     Shareho                                                              12,096
        lder
     communi
     cations
     Custody                                                               8,253
       Audit                                                               4,224
         and
       legal
     Trustee                                                               1,890
     s' fees
     Other                                                                 1,197
       Total                                                           1,267,846
     Expense
           s
 Net                                                                   2,799,463
Inve
stme
  nt
Inco
  me
REAL
IZED
 AND
UNRE
ALIZ
  ED
GAIN
  ON
INVE
STME
NTS:
     Realize
      d Gain
      (Loss)
       From:
                                                                               -
     Secruti
           y
     transac
       tions
     (exclud
         ing
      short-
        term
     securit
        ies)
                                                                               -
     Written
     options
                                                                               -
     Foreign
     currenc
           y
     transac
       tions
         Net                                                                   0
     Realize
      d Gain
      Change
      in Net
     Unreali
         zed
     Appreci
       ation
          of
     Investm
        ents
         and
     Options
     Written
           :
                                                                               -
     Beginni
       ng of
      period
     End                                                          (1,983,638)
          of
      period
   Increas                                                            #VALUE!
        e in
         Net
     Unreali
         zed
     Appreci
       ation
 Net                                                                    #VALUE!
Gain
  on
Inve
stme
nts,
Opti
 ons
 and
Fore
 ign
Curr
enci
  es
                                                                         #VALUE!
Incr
ease
  in
 Net
Asse
  ts
From
Oper
atio
  ns





1.  SIGNIFICANT ACCOUNTING POLICIES


      The  Smith  Barney Managed Growth Fund ("Fund")  is  a
Maryland   corporation,  registered  under  the   Investment
Company Act of 1940, as amended, as a diversified, open-end management investment company.

       The significant accounting policies consistently followed by the Fund are: (a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. Government and Government Agency obligations are valued at the mean between the bid and asked prices; short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income taxes has been made.
     2.  MANAGEMENT AGREEMENT AND
      TRANSACTIONS WITH AFFILIATED PERSONS

      Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Fund pays SBMFM a management fee calculated at an annual rate of 0.60% of average daily net assets up to $500 million, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. All fees are calculated daily and paid monthly.

      Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the two months ended August 31, 1995, SB received brokerage commissions of approximately $83,448 and sales charges of approximately $54,000 on sales of Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares if redemption occurs less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the two months ended August 31, 1995,
there were approximately $       in such changes.

     Pursuant to a Distribution Plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each class, respectively. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class, respectively. All officers and two directors of the Fund are employees of SB.

      3.  INVESTMENTS

      During the two months ended August 31, 1995, the
aggregate cost of purchases and proceeds from sales of
investment (including maturities, but excluding short-term
securities) was         and              respectively.

      At August 31, 1995, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

Gross unrealized appreciation $6,143,356
Gross unrealized depreciation (8,162,993)
Net unrealized appreciation   $1,983,637

      4.  REPURCHASE AGREEMENTS

      The Fund purchases (and its custodian takes possession
of) U.S. Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

      5.  CAPITAL SHARES

       At August 31, 1995, there were two million shares of $0.01 par value capital stock authorized. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. At August 31, 1995 total paid in capital amounted to the following for each class:


                       Class A    Class B    Class C
Total Paid in         $144,278,  $267,439,  $36,573,8
Capital                  322        298        43
      Transactions in shares of each class were as follows:

                           Two Months Ended
                            August 31, 1995
                         Shares         Amount
Class A
Shares sold          12,085,029     $145,035,963
Shares issued in
connection with the
transfer of net      --             --
assets of the
Aggressive
Opportunity Fund
Shares redeemed      52,757         $636,319
Net Increase         12,032,272     $144,398,644
Class B
Shares sold          22,359,843     $268,341,398
Shares issued in
connection with the
transfer of net      --             --
assets of the
Aggressive
Opportunity Fund
Shares redeemed      56,405         $679,067
Net Increase         22,303,439     $267,662,332
Class C
Shares sold          3,067,044      $36,807,124
Shares issued in
connection with the
transfer of net      --             --
assets of the
Aggressive
Opportunity Fund
Shares redeemed      16,795         $202,779
Net Increase         3,050,248      $36,604,346



             SMITH BARNEY INVESTMENT FUNDS INC.

                           PART C

Item 24.     Financial Statements and Exhibits

(a) Financial Statements:

          Included in Part A:

      Financial Highlights

     Included in Part B:

Interim financial statements for the period ended September
30, 1995.

(b)  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981 (File Nos. 2-74288 and
811-3275).


(1) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated September 28, 1981, Articles of Amendment dated October 14, 1994, Articles Supplementary, Articles of Amendment dated October 14, 1994, Articles Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by referene to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994 ("Post Effective Amendment No. 37").

(2) Registrant's By-Laws, as amended on September 30, 1992 are incorporated by reference to Post-Effective Amendment
No. 30 to the Registration Statement filed on April 30,
1993.

(3)  Not Applicable.

(4) Registrant's form of stock certificate for Class A, Class B and Class D are incorporated by reference to Post-
Effective Amendment No. 27 to the Registration Statement filed on October 23, 1992.

(5) (a) Investment Advisory Agreement dated July 30, 1993, between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund and Smith Barney Special Equities Fund and Green Street Advisors is incorporated by reference to the Registration Statement filed on Form N-14 on September 2, 1993, File No. 33-50153.

       (b) Investment Advisory Agreement dated April 8,
1994, between the Registrant on behalf of Smith Barney
European Fund and Smith Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on June 23, 1994.

       (c) Investment Advisory Agreements on behalf of Smith
Barney Growth Opportunity Fund and Smith Barney Managed
Growth Fund is incorporated by reference to Post-Effective
Amendment No. 40 filed on June 27, 1995.

(6) (a) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993. File 33-50153.

       (b) Supplement to the Distribution Agreement between the Registrant and Smith Barney Inc. on behalf of Smith
Barney Growth Opportunity Fund and Smith Managed Growth Fund will be filed by amendment.

       (c) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith Barney
Investment Funds Inc. is incorporated by reference to Post-
Effective Amendment No. 40 filed on June 27, 1995.

(7)  Not Applicable.

(8)(a) Custodian Agreement with Boston Safe Deposit and
Trust Company is incorporated by reference to Post-Effective
Amendment No.20 as filed on September 6, 1988.

     (b) Custodian Agreement with PNC Bank, National
Associates will be filed by amendment.

(9)(a) Administration Agreement dated May 5, 1994, between the Registrant, SBA and The Boston Boston Company Advisors,
Inc. is incorporated by reference to Post-Effective
Amendment No. 37.

      (c) Transfer Agency and Registrar Agreement dated August 5, 1993 with The Shareholder Services Group, Inc. ("TSSG") is incorporated by reference to Post-Effective Amendment No. 31 as filed on December 22, 1993 ("Post-Effective Amendment No. 31").
       (d) Supplement to the Transfer Agency and Registrar Agreement between the Registrant and TSSG on behalf of Smith Barney Growth Opportunity Fund and Smith Barney Managed Growth Fund will be filed by amendment.

      (e) Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 4o filed on June 27, 1995.

(10)  Not applicable

(11)  Not applicable

(12) Not Applicable

(13)  Not Applicable

(14)  Not Applicable

(15) (a) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Invest Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Special Equities Fund and Smith Barney European Fund and Smith Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37.

      (b) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(16) Performance Date is incorporated by reference to Post-
Effective Amendment No. 22 as filed on May 1, 1989.

(17) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 31.

(18)  Plan pursuant to Rule 18f-3 is filed herewith.

Item 25  Persons Controlled by or Under Common Control with
Registrant

None.

Item 26.  Number of Holders of Securities
     (2)       (1)

Number of Record Holders as of  September 30, 1995 Title of
Class

Common Stock par value        Class A              Class B
Class C
$.001 per share

Special Equities
Fund                17,625        15,634        311

Investment Grade
Bond Fund          15,628          15,997       131

Government
Securities Fund              31,281          11,514
60


Item  27.  Indemnification

     The response to this item is incorporated by reference to Pre-
Effective Amendment No. 1 to the registration statement filed on Form N-14 on October 8, 1993 (File No. 33-50153).

Item 28(a).    Business and Other Connections of Investment
Adviser

Investment Adviser - - Smith Barney Mutual Funds Management
Inc., formerly
known as Smith Barney Advisers, Inc. ("SBMFM")

SBMFM was incorporated in December 1968 under the laws of the State of
Delaware. SBMFM is a wholly owned subsidiary of Smith Barney
Holdings Inc.
("Holdings") (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers
Act").
The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to
Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act
(SEC File No. 801-8314).


Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith
Barney Managed Municipals Fund Inc., Smith Barney New York
Municipals Fund
Inc., Smith Barney California Municipals Fund Inc., Smith
Barney
Massachusetts Municipals Fund, Smith Barney Global
Opportunities Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund
Inc., Smith Barney  Principal Return Fund, Smith Barney
Managed Governments
Fund Inc., Smith Barney Income Funds, Smith Barney Equity
Funds, Smith
Barney Investment Funds Inc., Smith Barney Precious Metals and Minerals
Fund Inc., Smith Barney Telecommunications Trust, Smith
Barney Arizona
Municipals Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., The USA
High Yield Fund N.V., Garzarelli Sector Analysis Portfolio
N.V., Smith
Barney Fundamental Value Fund Inc., Smith Barney Series
Fund, Consulting
Group Capital Markets Funds, Smith Barney Income Trust,
Smith Barney
Adjustable Rate Government Income Fund, Smith Barney Florida
Municipals
Fund, Smith Barney Oregon Municipals Fund, Smith Barney
Funds, Inc., Smith
Barney Muni Funds, Smith Barney World Funds, Inc., Smith
Barney Money
Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith
Barney Variable
Account Funds, Smith Barney U.S. Dollar Reserve Fund
(Cayman), Worldwide
Special Fund, N.V., Worldwide Securities Limited, (Bermuda),
Smith Barney
International Fund (Luxembourg) and various series of unit investment trusts.
     Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

11/4/94

Item 30.  Location of Accounts and Records

(1)  Smith Barney Investment Funds Inc.
     388 Greenwich Street
     New York, New York  10013

(2)  Smith Barney Mutual Funds Management Inc.
     388 Greenwich Street
     New York, New York  10013

(3)  PNC Bank, National Association
     17th and Chestnut Streets
     Philadelphia, PA

(4)  The Shareholder Services Group, Inc.
     One Exchange Place
     Boston, Massachusetts  02109

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

     The Registrant hereby undertakes to furnish to each person to whom a prospectus of any series of the Registrant is delivered a copy of the
Registrant's latest annual report, upon request and without charge.



485(b) Certification
     The Registrant hereby certifies that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities
Act of 1933, as
amended.




SIGNATURES




     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the
Registrant, SMITH BARNEY INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the
City of New York, State of New York on the 10th day of January
1996.

                         SMITH BARNEY INVESTMENT FUNDS INC.


                                   By: /s/ Heath B.
McLendon*
                                         Heath B. McLendon
                                         Chief Executive
Officer


     WITNESS our hands on the date set forth below.

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                Title

/s/ Heath B. McLendon*        Chairman of the Board
1/10/96
Heath B. McLendon        (Chief Executive Officer)

/s/ Lewis E. Daidone*         Senior Vice President and
1/10/96
Lewis E. Daidone         Treasurer (Chief Financial
                    and Accounting Officer)


/s/ Paul R. Ades    *              Director
Paul R. Ades
1/10/96

/s/ Herbert Barg*                  Director
Herbert Barg
1/10/96

/s/ Alger B. Chapman*              Director
Alger B. Chapman
1/10/96

/s/ Dwight B. Crane*               Director
Dwight B. Crane
1/10/96

/s/ Frank Hubbard*            Director
Frank Hubbard
1/10/96


/s/ Allan R. Johnson*              Director
Allan R. Johnson
1/10/96

/s/ Ken Miller*                    Director
Ken Miller
1/10/96

/s/ John F. White*            Director
John F. White
1/10/96

*Signed by Lee D. Augsburger, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

/s/ Lee D. Augsburger
Lee D. Augsburger

         EXHIBITS

Exhibit No.                   Description of Exhibits
    1                         Cover Letter to SEC
    2                         Interim Financial Statements
    3                         Plan pursuant to Rule 18f-3